Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of minimum lease commitments for noncancelable leases	Minimum lease commitments for noncancelable leases for the years ended December 31, are as follows:

2014	$1,301,497
2015	596,498
2016	236,918
2017	23,660
2018	5,360

$2,163,933